CONDENSED BALANCE SHEETS - USD ($)		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jul. 07, 2020
Current assets:
Cash		$ 501,228		$ 161,271
Total current assets		1,419,815		161,271
Deferred offering costs associated with the initial public offering				413,039
Total Assets		277,467,799		574,310
Current liabilities:
Accounts payable		49,941		13,785
Accrued expenses		165,261		68,346
Note payable - related party				500,000
Total current liabilities		231,706		582,131
Commitments and Contingencies
Shareholder's Deficit
Class B ordinary shares - $0.0001 par value	[1],[2]			690
Additional paid-in capital		13,949,009		24,310
Retained earnings (accumulated deficit)		(8,950,131)		(32,821)
Total shareholders' equity (deficit)		5,000,003	$ 5,000,002	(7,821)	$ 0
Total Liabilities and Shareholders' Equity (Deficit)		277,467,799		574,310
Class A Ordinary shares
Shareholder's Deficit
Class B ordinary shares - $0.0001 par value		435
Total shareholders' equity (deficit)		435	331	0
Class B Ordinary shares
Shareholder's Deficit
Class B ordinary shares - $0.0001 par value		690		690
Total shareholders' equity (deficit)		$ 690	$ 690	$ 690

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).